Financial costs - net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Financial Costs [Abstract]
Financial costs - net

Note 14 - Financial costs - Net:

For the nine-month periods ended September 30, 2024 and 2023, the financial (costs) income are as follow:

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Financial income:
Interest income	Ps.	43,625	Ps.	12,866
Interest generated by short term bank deposits		48,341		—
Gain on fair value valuation of derivative financial instrument		7,287		—
Other commissions		10,248		7,644
Financial income	Ps.	109,501	Ps.	20,510

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Financial costs:
Interest cost on lease liabilities	Ps.	(757,618)	Ps.	(526,566)
Interest cost on Promissory Notes		(82,588)		(459,621)
Interest on bonus payable to related parties		(1,191)		(3,604)
Reverse factoring and other commissions		(18,754)		(3,154)
Interest cost on credit lines		(41,591)		—
Interest cost on financing of transportation and store equipment		(22,313)		(14,923)
Financial costs	Ps.	(924,055)	Ps.	(1,007,868)
Exchange rate fluctuation:
Gain for exchange rate fluctuation	Ps.	444,415	Ps.	440,447
Loss for exchange rate fluctuation		(59,080)		(36,525)
Exchange rate fluctuation	Ps.	385,335	Ps.	403,922
Financial costs - Net	Ps.	(429,219)	Ps.	(583,436)

Note 19 - Financial costs - net

For the years ended December 31, 2023, 2022, and 2021, the financial (costs) income is included as indicated below:

	December 31, 2023		December 31, 2022		December 31, 2021
Financial income:
Interest income	Ps.	16,640	Ps.	11,686	Ps.	7,381
Other commissions		9,429		8,154		607
Financial income	Ps.	26,069	Ps.	19,840	Ps.	7,988
Financial costs:
Interest cost on lease liabilities		(762,872)		(507,875)		(440,678)
Interest cost on Promissory Notes		(619,779)		(615,592)		(537,411)
Loss related to modification of Promissory Notes		(55,527)		—		—
Loss related to remeasurement of Promissory Notes		(28,709)		—		—
Interest on bonus payable to related parties		(4,523)		(3,460)		(3,077)
Interest cost on credit lines		(30,473)		—		—
Interest cost on financing of transportation and store equipment (Debt)		(25,224)		(41,859)		(23,369)
Financial costs	Ps.	(1,527,107)	Ps.	(1,168,786)	Ps.	(1,004,535)
Exchange rate fluctuation:
Gain for exchange rate fluctuation		667,118		285,990		2,853
Loss for exchange rate fluctuation		(60,848)		(21,060)		(125,221)
Gain (loss) for exchange rate fluctuation - net	Ps.	606,270	Ps.	264,930	Ps.	(122,368)
Financial costs - net	Ps.	(894,768)	Ps.	(884,016)	Ps.	(1,118,915)